Intangible assets, net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Accumulated amortization	$ (2,898)	$ (2,883)
Impairment	1,432	1,432
Exchange difference	(1)	(2)
Intangible assets, net	42	61
Trademarks
Finite-Lived Intangible Assets, Gross	1,550	1,550
Service Contract
Finite-Lived Intangible Assets, Gross	2,786	2,786
Computer Software
Finite-Lived Intangible Assets, Gross	$ 37	$ 42